BALANCES WITH RELATED PARTIES (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended										6 Months Ended
	Oct. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($) $ / shares	Jan. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2015 $ / shares	May 31, 2014 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 EUR (€)	May 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Debt Instrument [Line Items]
Payment against bank guarantee											$ 2,200
Interest expense											90	$ 1,106
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, principal		2,000									2,000
Note payable to related party, principal amount		1,033									0
Note payable to related party, accrued interest		$ 505									628
Convertible Notes Payable [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt conversion, amount converted	$ 800
Debt conversion, option to convert	$ 800
Debt conversion, shares issued | shares	2,000,000
Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement										26.00%
Debt conversion, price per share | $ / shares						$ 0.75				$ 1.50
Debt conversion, amount converted						$ 2,889
Debt conversion, shares issued | shares						3,852,364
One time compensation approved				$ 8,139
Repayments of convertible loans			$ 30,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | Option to convert [Member]
Debt Instrument [Line Items]
Debt conversion, price per share | $ / shares					$ 0.40
Debt conversion, option to convert					$ 2,000
Majority Shareholder [Member] | Convertible Note Payable [Member] | All other conversion rights for balance of debt [Member]
Debt Instrument [Line Items]
Debt conversion, price per share | $ / shares		$ 0.75			$ 0.75
Debt conversion, option to convert		$ 2,611			$ 2,611
Debt conversion, shares issued | shares		3,480,968
Majority Shareholder [Member] | Convertible Note Payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, face amount										$ 37,000
Debt conversion, price per share | $ / shares									$ 1.50
Majority Shareholder [Member] | Convertible Note Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt conversion, price per share | $ / shares									$ 0.75
Board of Directors [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Jun. 30, 2020	Jan. 01, 2019	Jan. 01, 2018
Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, face amount | €															€ 2,000
Euro Member Countries, Euro [Member] | Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate										2.00%
United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, face amount											2,242
United States of America, Dollars | Majority Shareholder [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate										6.00%
Commercial bank [Member]
Debt Instrument [Line Items]
Bank guarantee Amount											2,242
Commercial bank [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Bank guarantee Amount											2,242
Payment against bank guarantee											$ 2,200
Commercial bank [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Bank guarantee Amount | €													€ 2,000
Commercial bank [Member] | Euro Member Countries, Euro [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Bank guarantee Amount | €														€ 2,000